UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Harris Goldblat

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: March 31

Date of reporting period: September 30, 2023

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	September 30, 2023

ClearBridge ETFs

ClearBridge All Cap Growth ESG ETF

ClearBridge Dividend Strategy ESG ETF

ClearBridge Large Cap Growth ESG ETF

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semi-annual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank).

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	ClearBridge ETFs

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of ClearBridge All Cap Growth ESG ETF, ClearBridge Dividend Strategy ESG ETF and ClearBridge Large Cap Growth ESG ETF for the six-month reporting period ended September 30, 2023. Please read on for each Fund’s performance information during the Funds’ reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund net asset value and market price,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Patrick O’Connor

President and Chief Executive Officer — Investment Management President

October 31, 2023

ClearBridge ETFs	III

Performance review

ClearBridge All Cap Growth ESG ETF

ClearBridge All Cap Growth ESG ETF seeks long-term capital appreciation by investing in an actively managed diversified portfolio of large-, mid- and small-capitalization stocks that have the potential for above-average long-term earnings and/or cash flow growth and meet its financial and environmental, social and governance criteria.

Performance review

For the six months ended September 30, 2023, ClearBridge All Cap Growth ESG ETF generated a +7.83% return on a net asset value (“NAV”)i basis and +8.01% based on its market priceii per share.

The performance table shows the Fund’s total return for the six months ended September 30, 2023 based on its NAV and market price as of September 30, 2023. The Fund’s broad-based market index, the Russell 3000®Growth Indexiii, returned +8.71% over the same time frame.

Performance Snapshot as of September 30, 2023 (unaudited)
ClearBridge All Cap Growth ESG ETF:	6 months
$40.64 (NAV)	7.83	%*†
$ 40.71 (Market Price)	8.01	%*‡
Russell 3000® Growth Index	8.71%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate so shares, when sold, may be worth more or less than their original cost. Performance data current to the most recent month-end is available at www.franklintempleton.com.

Investors buy and sell shares of an exchange-traded fund (“ETF”) at market price (not NAV) in the secondary market throughout the trading day. These shares are not individually available for direct purchase from or direct redemption to the ETF. Market price returns shown are typically based upon the official closing price of the Fund’s shares. These returns do not represent investors’ returns had they traded shares at other times. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Information showing the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads for various time periods is available by visiting the Fund’s website at www.franklintempleton.com.

As of the Fund’s current prospectus dated August 1, 2023, the gross total annual fund operating expense ratio for the Fund was 0.54%.

* Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors pay on distributions or the sale of shares.

† Total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV.

‡ Total return assumes the reinvestment of all distributions, including returns of capital, if any, at market price, which typically is based upon the official closing price of the Fund’s shares.

Looking for additional information?

The Fund’s daily NAV is available online at www.franklintempleton.com. The Fund is traded under the symbol “CACG” and its closing market price is available on most financial websites. In a continuing effort to provide information concerning the Fund, shareholders may call 1-877-721-1926 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern time, for the Fund’s current NAV, market price and other information.

RISKS: The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset.

All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. Depository receipts are subject to international investment risk and potentially negative effects from currency exchange rates, foreign taxation and differences in auditing and other financial standards. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The managers’ environmental, social and governance (ESG) strategies may limit the types and number of investments available and, as a result, may forgo favorable market opportunities or underperform strategies that are not subject to such

IV	ClearBridge ETFs

criteria. There is no guarantee that the strategy’s ESG directives will be successful or will result in better performance. These and other risks are discussed in the Fund’s prospectus.

[i]	Net Asset Value (NAV) is calculated by subtracting total liabilities from total assets and dividing the results by the number of shares outstanding.

ii	Market price is determined by supply and demand. It is the price at which an investor purchases or sells shares of the Fund. The market price may differ from the Fund’s NAV.

iii

The Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It [i] includes those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

ClearBridge ETFs	V

Performance review (cont’d)

ClearBridge Dividend Strategy ESG ETF

ClearBridge Dividend Strategy ESG ETF is an actively managed Fund that seeks dividend income, growth of dividend income and long-term capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its net assets in dividend-paying stocks or other instruments with similar economic characteristics that offer the potential for income growth and capital appreciation over time and that meet its financial and environmental, social and governance (“ESG”) criteria. The Fund may also invest in companies that the subadviser believes are making substantial progress toward becoming a leader in ESG policies.

Performance review

For the six months ended September 30, 2023, ClearBridge Dividend Strategy ESG ETF generated a +2.68% return on a net asset value (“NAV”) i basis and +2.73% based on its market price ii per share.

The performance table shows the Fund’s total return for the six months ended September 30, 2023 based on its NAV and market price as of September 30, 2023. The Fund’s broad-based market index, the S&P 500® Indexiii, returned +5.18% over the same time frame.

Performance Snapshot as of September 30, 2023 (unaudited)
ClearBridge Dividend Strategy ESG ETF:	6 months
$40.36 (NAV)	2.68	%*†
$ 40.38 (Market Price)	2.73	%*‡
S&P 500® Index	5.18%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate so shares, when sold, may be worth more or less than their original cost. Performance data current to the most recent month-end is available at www.franklintempleton.com.

Investors buy and sell shares of an ETF at market price (not NAV) in the secondary market throughout the trading day. These shares are not individually available for direct purchase from or direct redemption to the ETF. Market price returns shown are typically based upon the official closing price of the Fund’s shares. These returns do not represent investors’ returns had they traded shares at other times. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Information showing the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads for various time periods is available by visiting the Fund’s website at www.franklintempleton.com.

As of the Fund’s current prospectus dated August 1, 2023, the gross total annual fund operating expense ratio for the Fund was 0.60%.

* Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors pay on distributions or the sale of shares.

† Total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV.

‡ Total return assumes the reinvestment of all distributions, including returns of capital, if any, at market price, which typically is based upon the official closing price of the Fund’s shares.

Looking for additional information?

The Fund’s daily NAV is available online at www.franklintempleton.com. The Fund is traded under the symbol “YLDE” and its closing market price is available on most financial websites. In a continuing effort to provide information concerning the Fund, shareholders may call 1-877-721-1926 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern time, for the Fund’s current NAV, market price and other information.

RISKS: The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset.

All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. Dividends may fluctuate and are not guaranteed, and a company may reduce or eliminate its dividend at any time. Depository receipts are subject to international investment risk and potentially negative effects from currency exchange rates, foreign taxation and differences in auditing and other financial standards. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The

VI	ClearBridge ETFs

managers’ environmental, social and governance (ESG) strategies may limit the types and number of investments available and, as a result, may forgo favorable market opportunities or underperform strategies that are not subject to such criteria. There is no guarantee that the strategy’s ESG directives will be successful or will result in better performance. These and other risks are discussed in the Fund’s prospectus.

[i]	Net Asset Value (NAV) is calculated by subtracting total liabilities from total assets and dividing the results by the number of shares outstanding.

ii	Market price is determined by supply and demand. It is the price at which an investor purchases or sells shares of the Fund. The market price may differ from the Fund’s NAV.

iii	The Standard & Poor’s® 500 Index (S&P 500®) is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance.

ClearBridge ETFs	VII

Performance review (cont’d)

ClearBridge Large Cap Growth ESG ETF

ClearBridge Large Cap Growth ESG ETF is an actively managed Fund that seeks long-term capital appreciation through investing in large-capitalization companies with the potential for high future earnings growth. Under normal circumstances, the Fund seeks to meet its investment objective by investing at least 80% of its net assets in equity securities or other instruments with similar economic characteristics of U.S. companies with large market capitalizations that meet its financial and environmental, social and governance (“ESG”) criteria.

Performance review

For the six months ended September 30, 2023, ClearBridge Large Cap Growth ESG ETF generated a +8.60% return on a net asset value (“NAV”)i basis and +8.72% based on its market priceii per share.

The performance table shows the Fund’s total return for the six months ended September 30, 2023 based on its NAV and market price as of September 30, 2023. The Fund’s broad-based market index, the Russell 1000® Growth Indexiii, returned +9.28% over the same time frame.

Performance Snapshot as of September 30, 2023 (unaudited)
ClearBridge Large Cap Growth ESG ETF:	6 months
$51.77 (NAV)	8.60	%*†
$ 51.84 (Market Price)	8.72	%*‡
Russell 1000® Growth Index	9.28%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate so shares, when sold, may be worth more or less than their original cost. Performance data current to the most recent month-end is available at www.franklintempleton.com.

Investors buy and sell shares of an ETF at market price (not NAV) in the secondary market throughout the trading day. These shares are not individually available for direct purchase from or direct redemption to the ETF. Market price returns shown are typically based upon the official closing price of the Fund’s shares. These returns do not represent investors’ returns had they traded shares at other times. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Information showing the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads for various time periods is available by visiting the Fund’s website at www.franklintempleton.com.

As of the Fund’s current prospectus dated August 1, 2023, the gross total annual fund operating expense ratio for the Fund was 0.59%.

* Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors pay on distributions or the sale of shares. Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors pay on distributions or the sale of shares.

† Total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV.

‡ Total return assumes the reinvestment of all distributions, including returns of capital, if any, at market price, which typically is based upon the official closing price of the Fund’s shares.

Looking for additional information?

The Fund’s daily NAV is available online at www.franklintempleton.com. The Fund is traded under the symbol “LRGE” and its closing market price is available on most financial websites. In a continuing effort to provide information concerning the Fund, shareholders may call 1-877-721-1926 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern time, for the Fund’s current NAV, market price and other information.

RISKS: The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset.

All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. Depository receipts are subject to international investment risk and potentially negative effects from currency exchange rates, foreign taxation and differences in auditing and other financial standards. International investments are subject to special risks, including currency

VIII	ClearBridge ETFs

fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The managers’ environmental, social and governance (ESG) strategies may limit the types and number of investments available and, as a result, may forgo favorable market opportunities or underperform strategies that are not subject to such criteria. There is no guarantee that the strategy’s ESG directives will be successful or will result in better performance. These and other risks are discussed in the Fund’s prospectus.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Patrick O’Connor

President and Chief Executive Officer - Investment Management President

October 31, 2023

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Net Asset Value (NAV) is calculated by subtracting total liabilities from total assets and dividing the results by the number of shares outstanding.

ii	Market price is determined by supply and demand. It is the price at which an investor purchases or sells shares of the Fund. The market price may differ from the Fund’s NAV.

iii

The Russell 1000® Growth Index is market capitalization weighted and measures the performance of those Russell 1000® Index companies with relatively higher price-to-book ratios and higher forecasted growth rates.

ClearBridge ETFs	IX

Funds at a glance (unaudited)

ClearBridge All Cap Growth ESG ETF Investment Breakdown† (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of September 30, 2023 and March 31, 2023. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

ClearBridge ETFs 2023 Semi-Annual Report	1

Funds at a glance (unaudited) (cont’d)

ClearBridge Dividend Strategy ESG ETF Investment Breakdown† (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of September 30, 2023 and March 31, 2023. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

2	ClearBridge ETFs 2023 Semi-Annual Report

ClearBridge Large Cap Growth ESG ETF Investment Breakdown† (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of September 30, 2023 and March 31, 2023. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

ClearBridge ETFs 2023 Semi-Annual Report	3

Funds expenses (unaudited)

ClearBridge All Cap Growth ESG ETF

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, such as brokerage commissions paid on purchases and sales of Fund shares; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on April 1, 2023 and held for the six months ended September 30, 2023.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[1]
Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
7.83%	$1,000.00	$1,078.30	0.53%	$2.75	5.00%	$1,000.00	$1,022.35	0.53%	$2.68

[1]	For the six months ended September 30, 2023.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 366.

4	ClearBridge ETFs 2023 Semi-Annual Report

ClearBridge Dividend Strategy ESG ETF

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, such as brokerage commissions paid on purchases and sales of Fund shares; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on April 1, 2023 and held for the six months ended September 30, 2023.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[1]
Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
2.68%	$1,000.00	$1,026.80	0.59%	$2.99	5.00%	$1,000.00	$1,022.05	0.59%	$2.98

[1]	For the six months ended September 30, 2023.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 366.

ClearBridge ETFs 2023 Semi-Annual Report	5

Funds expenses (unaudited) (cont’d)

ClearBridge Large Cap Growth ESG ETF

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, such as brokerage commissions paid on purchases and sales of Fund shares; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on April 1, 2023 and held for the six months ended September 30, 2023.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” providesinformationabouthypotheticalaccountvaluesandhypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[1]
Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
8.60%	$1,000.00	$1,086.00	0.59%	$3.08	5.00%	$1,000.00	$1,022.05	0.59%	$2.98

[1]	For the six months ended September 30, 2023.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 366.

6	ClearBridge ETFs 2023 Semi-Annual Report

Schedules of investments (unaudited)

September 30, 2023

ClearBridge All Cap Growth ESG ETF

(Percentages shown based on Fund net assets)

Security	Shares	Value
Common Stocks — 98.3%
Communication Services — 10.0%
Diversified Telecommunication Services — 0.0%††
GCI Liberty Inc., Class A Shares (Escrow)	3,549	$0	(a)(b)(c)
Entertainment — 3.1%
Liberty Media Corp.-Liberty Formula One, Class C Shares	6,179	384,952	*
Netflix Inc.	6,340	2,393,984	*
Warner Bros. Discovery Inc.	21,960	238,485	*
Total Entertainment		3,017,421
Interactive Media & Services — 4.7%
Match Group Inc.	10,680	418,389	*
Meta Platforms Inc., Class A Shares	12,164	3,651,754	*
Pinterest Inc., Class A Shares	18,404	497,460	*
Total Interactive Media & Services		4,567,603
Media — 2.2%
Comcast Corp., Class A Shares	49,740	2,205,472
Total Communication Services		9,790,496
Consumer Discretionary — 11.3%
Automobile Components — 0.7%
Aptiv PLC	6,984	688,553	*
Automobiles — 0.6%
Tesla Inc.	2,196	549,483	*
Broadline Retail — 6.8%
Amazon.com Inc.	49,114	6,243,372	*
Etsy Inc.	5,967	385,349	*
Total Broadline Retail		6,628,721
Hotels, Restaurants & Leisure — 1.4%
Airbnb Inc., Class A Shares	6,344	870,460	*
Starbucks Corp.	5,280	481,906
Total Hotels, Restaurants & Leisure		1,352,366
Specialty Retail — 0.7%
TJX Cos. Inc.	7,355	653,712
Textiles, Apparel & Luxury Goods — 1.1%
NIKE Inc., Class B Shares	11,649	1,113,877
Total Consumer Discretionary		10,986,712
Consumer Staples — 2.6%
Beverages — 1.1%
Monster Beverage Corp.	19,574	1,036,443	*
Consumer Staples Distribution & Retail — 0.7%
Target Corp.	6,550	724,234
Personal Care Products — 0.8%
Estee Lauder Cos. Inc., Class A Shares	5,078	734,025
Total Consumer Staples		2,494,702
Financials — 6.3%
Capital Markets — 1.2%
S&P Global Inc.	3,212	1,173,697
Financial Services — 3.8%
PayPal Holdings Inc.	11,583	677,142	*
Visa Inc., Class A Shares	13,094	3,011,751
Total Financial Services		3,688,893

See Notes to Financial Statements.

ClearBridge ETFs 2023 Semi-Annual Report	7

Schedules of investments (unaudited) (cont’d)

September 30, 2023

ClearBridge All Cap Growth ESG ETF

(Percentages shown based on Fund net assets)

Security	Shares	Value
Insurance — 1.3%
Marsh & McLennan Cos. Inc.	6,619	$1,259,596
Total Financials		6,122,186
Health Care — 20.4%
Biotechnology — 6.8%
AbbVie Inc.	7,704	1,148,358
Biogen Inc.	5,365	1,378,858	*
Ionis Pharmaceuticals Inc.	13,275	602,154	*
Vertex Pharmaceuticals Inc.	10,032	3,488,528	*
Total Biotechnology		6,617,898
Health Care Equipment & Supplies — 3.0%
Alcon Inc.	12,506	963,713
Insulet Corp.	2,184	348,326	*
Intuitive Surgical Inc.	3,115	910,483	*
Stryker Corp.	2,464	673,337
Total Health Care Equipment & Supplies		2,895,859
Health Care Providers & Services — 5.3%
Guardant Health Inc.	9,673	286,708	*
UnitedHealth Group Inc.	9,758	4,919,886
Total Health Care Providers & Services		5,206,594
Health Care Technology — 0.3%
Doximity Inc., Class A Shares	14,785	313,738	*
Life Sciences Tools & Services — 2.5%
Charles River Laboratories International Inc.	4,810	942,664	*
Thermo Fisher Scientific Inc.	2,917	1,476,498
Total Life Sciences Tools & Services		2,419,162
Pharmaceuticals — 2.5%
Eli Lilly & Co.	2,568	1,379,350
Zoetis Inc.	6,006	1,044,924
Total Pharmaceuticals		2,424,274
Total Health Care		19,877,525
Industrials — 7.0%
Air Freight & Logistics — 0.8%
United Parcel Service Inc., Class B Shares	5,034	784,650
Building Products — 1.1%
Johnson Controls International PLC	20,529	1,092,348
Electrical Equipment — 1.5%
Eaton Corp. PLC	6,923	1,476,537
Ground Transportation — 2.2%
Uber Technologies Inc.	29,496	1,356,521	*
Union Pacific Corp.	3,959	806,171
Total Ground Transportation		2,162,692
Trading Companies & Distributors — 1.4%
W.W. Grainger Inc.	1,952	1,350,472
Total Industrials		6,866,699
Information Technology — 37.6%
Electronic Equipment, Instruments & Components — 1.7%
TE Connectivity Ltd.	13,621	1,682,602

See Notes to Financial Statements.

8	ClearBridge ETFs 2023 Semi-Annual Report

ClearBridge All Cap Growth ESG ETF

(Percentages shown based on Fund net assets)

Security		Shares	Value
IT Services — 1.6%
Accenture PLC, Class A Shares		2,330	$715,566
Snowflake Inc., Class A Shares		5,598	855,207	*
Total IT Services			1,570,773
Semiconductors & Semiconductor Equipment — 9.4%
ASML Holding NV, Registered Shares		1,793	1,055,467
Broadcom Inc.		4,204	3,491,758
NVIDIA Corp.		9,618	4,183,734
Wolfspeed Inc.		11,915	453,962	*
Total Semiconductors & Semiconductor Equipment			9,184,921
Software — 20.7%
Adobe Inc.		3,187	1,625,051	*
Atlassian Corp., Class A Shares		4,440	894,704	*
Autodesk Inc.		9,081	1,878,950	*
CrowdStrike Holdings Inc., Class A Shares		12,570	2,103,967	*
DocuSign Inc.		8,119	340,998	*
Dolby Laboratories Inc., Class A Shares		9,152	725,387
HubSpot Inc.		3,051	1,502,617	*
Intuit Inc.		2,124	1,085,237
Microsoft Corp.		15,920	5,026,740
Palo Alto Networks Inc.		8,270	1,938,819	*
Salesforce Inc.		6,888	1,396,749	*
Splunk Inc.		5,330	779,512	*
Unity Software Inc.		4,074	127,883	*
Workday Inc., Class A Shares		3,502	752,405	*
Total Software			20,179,019
Technology Hardware, Storage & Peripherals — 4.2%
Apple Inc.		19,165	3,281,239
Seagate Technology Holdings PLC		12,262	808,679
Total Technology Hardware, Storage & Peripherals			4,089,918
Total Information Technology			36,707,233
Materials — 1.8%
Chemicals — 0.9%
Sherwin-Williams Co.		3,672	936,543
Metals & Mining — 0.9%
Freeport-McMoRan Inc.		22,958	856,104
Total Materials			1,792,647
Real Estate — 1.3%
Specialized REITs — 1.3%
Equinix Inc.		1,688	1,225,927
Total Investments before Short-Term Investments (Cost — $86,827,217)			95,864,127

	Rate
Short-Term Investments — 1.3%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost — $1,331,509)	5.204%	1,331,509	1,331,509	(d)
Total Investments — 99.6% (Cost — $88,158,726)			97,195,636
Other Assets in Excess of Liabilities — 0.4%			348,641
Total Net Assets — 100.0%			$97,544,277

See Notes to Financial Statements.

ClearBridge ETFs 2023 Semi-Annual Report	9

Schedules of investments (unaudited) (cont’d)

September 30, 2023

ClearBridge All Cap Growth ESG ETF

††	Represents less than 0.1%.
*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Security is valued using significant unobservable inputs (Note 1).

(c)	Value is less than $1.

(d)	Rate shown is one-day yield as of the end of the reporting period.

See Notes to Financial Statements.

10	ClearBridge ETFs 2023 Semi-Annual Report

ClearBridge Dividend Strategy ESG ETF

(Percentages shown based on Fund net assets)

Security	Shares	Value
Common Stocks — 97.3%
Communication Services — 5.4%
Entertainment — 0.7%
Walt Disney Co.	2,336	$189,333	*
Media — 3.2%
Comcast Corp., Class A Shares	20,155	893,673
Wireless Telecommunication Services — 1.5%
T-Mobile US Inc.	3,150	441,157	*
Total Communication Services		1,524,163
Consumer Discretionary — 4.3%
Automobiles — 0.8%
General Motors Co.	7,223	238,142
Hotels, Restaurants & Leisure — 1.4%
Starbucks Corp.	4,211	384,338
Specialty Retail — 2.1%
Home Depot Inc.	1,960	592,234
Total Consumer Discretionary		1,214,714
Consumer Staples — 9.2%
Beverages — 1.9%
Coca-Cola Co.	9,701	543,062
Food Products — 4.1%
Mondelez International Inc., Class A Shares	8,861	614,953
Nestle SA, ADR	4,744	536,879
Total Food Products		1,151,832
Household Products — 3.2%
Colgate-Palmolive Co.	4,114	292,547
Procter & Gamble Co.	4,141	604,006
Total Household Products		896,553
Total Consumer Staples		2,591,447
Energy — 7.8%
Oil, Gas & Consumable Fuels — 7.8%
Chesapeake Energy Corp.	7,401	638,188
Kinder Morgan Inc.	32,741	542,846
Williams Cos. Inc.	30,406	1,024,378
Total Energy		2,205,412
Financials — 18.2%
Banks — 3.7%
JPMorgan Chase & Co.	5,094	738,732
PNC Financial Services Group Inc.	2,324	285,317
Total Banks		1,024,049
Consumer Finance — 1.2%
Capital One Financial Corp.	3,421	332,008
Financial Services — 8.7%
Apollo Global Management Inc.	12,962	1,163,469
Mastercard Inc., Class A Shares	1,368	541,605
Visa Inc., Class A Shares	3,288	756,273
Total Financial Services		2,461,347

See Notes to Financial Statements.

ClearBridge ETFs 2023 Semi-Annual Report	11

Schedules of investments (unaudited) (cont’d)

September 30, 2023

ClearBridge Dividend Strategy ESG ETF

(Percentages shown based on Fund net assets)

Security	Shares	Value
Insurance — 4.6%
American International Group Inc.	4,252	$257,671
MetLife Inc.	6,560	412,690
Travelers Cos. Inc.	3,893	635,766
Total Insurance		1,306,127
Total Financials		5,123,531
Health Care — 11.6%
Biotechnology — 1.0%
Gilead Sciences Inc.	3,760	281,774
Health Care Equipment & Supplies — 2.9%
Becton Dickinson & Co.	3,126	808,165
Health Care Providers & Services — 2.2%
UnitedHealth Group Inc.	1,248	629,229
Pharmaceuticals — 5.5%
Johnson & Johnson	3,705	577,054
Merck & Co. Inc.	5,895	606,890
Pfizer Inc.	10,950	363,212
Total Pharmaceuticals		1,547,156
Total Health Care		3,266,324
Industrials — 6.0%
Air Freight & Logistics — 1.2%
United Parcel Service Inc., Class B Shares	2,145	334,341
Commercial Services & Supplies — 1.4%
Waste Management Inc.	2,594	395,430
Ground Transportation — 1.8%
Union Pacific Corp.	2,491	507,242
Industrial Conglomerates — 1.6%
Honeywell International Inc.	2,463	455,015
Total Industrials		1,692,028
Information Technology — 16.2%
Communications Equipment — 1.4%
Cisco Systems Inc.	7,323	393,684
Semiconductors & Semiconductor Equipment — 3.7%
Broadcom Inc.	636	528,249
Intel Corp.	9,566	340,071
Texas Instruments Inc.	1,205	191,607
Total Semiconductors & Semiconductor Equipment		1,059,927
Software — 8.5%
Microsoft Corp.	4,403	1,390,247
Oracle Corp.	4,626	489,986
SAP SE, ADR	3,945	510,168
Total Software		2,390,401
Technology Hardware, Storage & Peripherals — 2.6%
Apple Inc.	4,300	736,203
Total Information Technology		4,580,215

See Notes to Financial Statements.

12	ClearBridge ETFs 2023 Semi-Annual Report

ClearBridge Dividend Strategy ESG ETF

(Percentages shown based on Fund net assets)

Security		Shares	Value
Materials — 9.4%
Chemicals — 4.9%
Linde PLC		2,407	$896,247
PPG Industries Inc.		3,729	484,024
Total Chemicals			1,380,271
Construction Materials — 2.4%
Vulcan Materials Co.		3,429	692,726
Metals & Mining — 2.1%
Freeport-McMoRan Inc.		7,099	264,722
Nucor Corp.		2,087	326,302
Total Metals & Mining			591,024
Total Materials			2,664,021
Real Estate — 4.5%
Residential REITs — 1.7%
AvalonBay Communities Inc.		2,884	495,298
Specialized REITs — 2.8%
American Tower Corp.		3,054	502,230
Public Storage		1,069	281,703
Total Specialized REITs			783,933
Total Real Estate			1,279,231
Utilities — 4.7%
Electric Utilities — 1.6%
Edison International		7,403	468,536
Multi-Utilities — 3.1%
Sempra		12,776	869,151
Total Utilities			1,337,687
Total Common Stocks (Cost — $27,132,797)			27,478,773
		Shares/Units
Master Limited Partnerships — 1.6%
Independent Power and Renewable Electricity Producers — 1.6%
Brookfield Renewable Partners LP (Cost — $566,369)		20,780	451,757
Total Investments before Short-Term Investments (Cost — $27,699,166)			27,930,530
	Rate	Shares
Short-Term Investments — 1.1%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost — $317,720)	5.204%	317,720	317,720	(a)
Total Investments — 100.0% (Cost — $28,016,886)			28,248,250
Other Assets in Excess of Liabilities — 0.0%††			418
Total Net Assets — 100.0%			$28,248,668

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:

ADR — American Depositary Receipts

See Notes to Financial Statements.

ClearBridge ETFs 2023 Semi-Annual Report	13

Schedules of investments (unaudited) (cont’d)

September 30, 2023

ClearBridge Large Cap Growth ESG ETF

(Percentages shown based on Fund net assets)

Security	Shares	Value
Common Stocks — 97.7%
Communication Services — 8.1%
Entertainment — 3.2%
Netflix Inc.	12,837	$4,847,251	*
Interactive Media & Services — 4.9%
Meta Platforms Inc., Class A Shares	24,212	7,268,685	*
Total Communication Services		12,115,936
Consumer Discretionary — 10.7%
Automobile Components — 1.0%
Aptiv PLC	15,738	1,551,609	*
Automobiles — 0.8%
Tesla Inc.	4,982	1,246,596	*
Broadline Retail — 7.4%
Amazon.com Inc.	86,721	11,023,974	*
Textiles, Apparel & Luxury Goods — 1.5%
NIKE Inc., Class B Shares	23,420	2,239,420
Total Consumer Discretionary		16,061,599
Consumer Staples — 3.9%
Beverages — 1.8%
Monster Beverage Corp.	50,901	2,695,208	*
Consumer Staples Distribution & Retail — 0.9%
Target Corp.	12,821	1,417,618
Personal Care Products — 1.2%
Estee Lauder Cos. Inc., Class A Shares	11,981	1,731,853
Total Consumer Staples		5,844,679
Financials — 9.6%
Capital Markets — 2.0%
S&P Global Inc.	8,489	3,101,965
Financial Services — 5.8%
PayPal Holdings Inc.	28,037	1,639,043	*
Visa Inc., Class A Shares	30,562	7,029,566
Total Financial Services		8,668,609
Insurance — 1.8%
Marsh & McLennan Cos. Inc.	14,303	2,721,861
Total Financials		14,492,435
Health Care — 15.2%
Health Care Equipment & Supplies — 6.2%
Alcon Inc.	34,232	2,637,918
Dexcom Inc.	18,737	1,748,162	*
Intuitive Surgical Inc.	8,727	2,550,815	*
Stryker Corp.	8,873	2,424,725
Total Health Care Equipment & Supplies		9,361,620
Health Care Providers & Services — 3.7%
UnitedHealth Group Inc.	10,833	5,461,890
Life Sciences Tools & Services — 2.3%
Thermo Fisher Scientific Inc.	6,892	3,488,524

See Notes to Financial Statements.

14	ClearBridge ETFs 2023 Semi-Annual Report

ClearBridge Large Cap Growth ESG ETF

(Percentages shown based on Fund net assets)

Security	Shares	Value
Pharmaceuticals — 3.0%
Eli Lilly & Co.	3,300	$1,772,529
Zoetis Inc.	15,838	2,755,495
Total Pharmaceuticals		4,528,024
Total Health Care		22,840,058
Industrials — 10.9%
Air Freight & Logistics — 1.5%
United Parcel Service Inc., Class B Shares	14,231	2,218,186
Electrical Equipment — 2.3%
Eaton Corp. PLC	15,917	3,394,778
Ground Transportation — 3.3%
Uber Technologies Inc.	63,243	2,908,545	*
Union Pacific Corp.	9,919	2,019,806
Total Ground Transportation		4,928,351
Industrial Conglomerates — 1.5%
Honeywell International Inc.	12,551	2,318,672
Trading Companies & Distributors — 2.3%
W.W. Grainger Inc.	4,977	3,443,288
Total Industrials		16,303,275
Information Technology — 35.1%
Semiconductors & Semiconductor Equipment — 9.4%
ASML Holding NV, Registered Shares	3,964	2,333,448
Intel Corp.	36,509	1,297,895
NVIDIA Corp.	24,105	10,485,434
Total Semiconductors & Semiconductor Equipment		14,116,777
Software — 21.0%
Adobe Inc.	6,948	3,542,785	*
Atlassian Corp., Class A Shares	9,462	1,906,688	*
Intuit Inc.	4,219	2,155,656
Microsoft Corp.	40,350	12,740,513
Palo Alto Networks Inc.	16,249	3,809,416	*
Salesforce Inc.	17,083	3,464,091	*
Splunk Inc.	12,497	1,827,686	*
Unity Software Inc.	8,901	279,402	*
Workday Inc., Class A Shares	8,731	1,875,855	*
Total Software		31,602,092
Technology Hardware, Storage & Peripherals — 4.7%
Apple Inc.	41,097	7,036,217
Total Information Technology		52,755,086

See Notes to Financial Statements.

ClearBridge ETFs 2023 Semi-Annual Report	15

Schedules of investments (unaudited) (cont’d)

September 30, 2023

ClearBridge Large Cap Growth ESG ETF

(Percentages shown based on Fund net assets)

Security		Shares	Value
Materials — 1.7%
Chemicals — 1.7%
Sherwin-Williams Co.		10,014	$2,554,071
Real Estate — 1.6%
Specialized REITs — 1.6%
Equinix Inc.		3,214	2,334,199
Utilities — 0.9%
Electric Utilities — 0.9%
NextEra Energy Inc.		24,706	1,415,407
Total Investments before Short-Term Investments (Cost — $150,113,191)			146,716,745

	Rate
Short-Term Investments — 2.3%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost — $3,449,679)	5.204%	3,449,679	3,449,679	(a)
Total Investments — 100.0% (Cost — $153,562,870)			150,166,424
Liabilities in Excess of Other Assets — (0.0)%††			(41,105)
Total Net Assets — 100.0%			$150,125,319

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.

See Notes to Financial Statements.

16	ClearBridge ETFs 2023 Semi-Annual Report

Statements of assets and liabilities (unaudited)

September 30, 2023

	ClearBridge All Cap Growth ESG ETF	ClearBridge Dividend Strategy ESG ETF	ClearBridge Large Cap Growth ESG ETF

Assets:
Investments, at value (Cost —$88,158,726, $28,016,886 and $153,562,870, respectively)	$97,195,636	$28,248,250	$150,166,424
Receivable for securities sold	363,948	—	—
Dividends receivable	29,446	35,900	32,940
Prepaid expenses	—	—	6
Total Assets	97,589,030	28,284,150	150,199,370

Liabilities:
Investment management fee payable	44,753	14,145	74,051
Payable for securities purchased	—	21,337	—
Total Liabilities	44,753	35,482	74,051
Total Net Assets	$97,544,277	$28,248,668	$150,125,319

Net Assets:
Par value (Note 5)	$24	$7	$29
Paid-in capital in excess of par value	88,840,728	28,842,848	165,280,202
Total distributable earnings (loss)	8,703,525	(594,187)	(15,154,912)
Total Net Assets	$97,544,277	$28,248,668	$150,125,319

Shares Outstanding	2,400,000	700,000	2,900,000

Net Asset Value	$40.64	$40.36	$51.77

See Notes to Financial Statements.

ClearBridge ETFs 2023 Semi-Annual Report	17

Statements of operations (unaudited)

For the Six Months Ended September 30, 2023

	ClearBridge All Cap Growth ESG ETF	ClearBridge Dividend Strategy ESG ETF	ClearBridge Large Cap Growth ESG ETF

Investment Income:
Dividends	$436,963	$397,601	$526,696
Less: Foreign taxes withheld	(1,612)	(6,190)	(3,184)
Total Investment Income	435,351	391,411	523,512

Expenses:
Investment management fee (Note 2)	279,909	88,254	425,122
Total Expenses	279,909	88,254	425,122
Net Investment Income	155,442	303,157	98,390

Realized and Unrealized Gain (Loss) on Investments (Notes 1 and 3):
Net Realized Gain (Loss) From Investment Transactions	2,196,806	401,488	(2,733,522)
Change in Net Unrealized Appreciation (Depreciation) From Investments	5,705,511	125,226	13,535,988
Net Gain on Investments	7,902,317	526,714	10,802,466
Increase in Net Assets From Operations	$8,057,759	$829,871	$10,900,856

See Notes to Financial Statements.

18	ClearBridge ETFs 2023 Semi-Annual Report

Statements of changes in net assets

ClearBridge All Cap Growth ESG ETF

For the Six Months Ended September 30, 2023 (unaudited) and the Year Ended March 31, 2023	September 30	March 31

Operations:
Net investment income	$155,442	$515,571
Net realized gain	2,196,806	11,581,591
Change in net unrealized appreciation (depreciation)	5,705,511	(38,108,844)
Increase (Decrease) in Net Assets From Operations	8,057,759	(26,011,682)

Distributions to Shareholders From (Note 1):
Total distributable earnings	—	(9,288,298)
Decrease in Net Assets From Distributions to Shareholders	—	(9,288,298)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares (0 and 500,000 shares issued, respectively)	—	19,529,883
Cost of shares repurchased (350,000 and 2,050,000 shares repurchased, respectively)	(14,150,817)	(75,052,065)
Decrease in Net Assets From Fund Share Transactions	(14,150,817)	(55,522,182)
Decrease in Net Assets	(6,093,058)	(90,822,162)

Net Assets:
Beginning of period	103,637,335	194,459,497
End of period	$97,544,277	$103,637,335

See Notes to Financial Statements.

ClearBridge ETFs 2023 Semi-Annual Report	19

Statements of changes in net assets (cont’d)

ClearBridge Dividend Strategy ESG ETF

For the Six Months Ended September 30, 2023 (unaudited) and the Year Ended March 31, 2023	September 30	March 31

Operations:
Net investment income	$303,157	$444,413
Net realized gain (loss)	401,488	(774,724)
Change in net unrealized appreciation (depreciation)	125,226	(507,097)
Increase (Decrease) in Net Assets From Operations	829,871	(837,408)

Distributions to Shareholders From (Note 1):
Total distributable earnings	(293,000)	(448,501)
Decrease in Net Assets From Distributions to Shareholders	(293,000)	(448,501)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares (50,000 and 300,000 shares issued, respectively)	2,025,952	11,940,021
Cost of shares repurchased (100,000 and 50,000 shares repurchased, respectively)	(4,096,594)	(2,004,321)
Increase (Decrease) in Net Assets From Fund Share Transactions	(2,070,642)	9,935,700
Increase (Decrease) in Net Assets	(1,533,771)	8,649,791

Net Assets:
Beginning of period	29,782,439	21,132,648
End of period	$28,248,668	$29,782,439

See Notes to Financial Statements.

20	ClearBridge ETFs 2023 Semi-Annual Report

ClearBridge Large Cap Growth ESG ETF

For the Six Months Ended September 30, 2023 (unaudited) and the Year Ended March 31, 2023	September 30	March 31

Operations:
Net investment income	$98,390	$315,283
Net realized gain (loss)	(2,733,522)	4,234,323
Change in net unrealized appreciation (depreciation)	13,535,988	(29,683,797)
Increase (Decrease) in Net Assets From Operations	10,900,856	(25,134,191)

Distributions to Shareholders From (Note 1):
Total distributable earnings	—	(3,004,181)
Decrease in Net Assets From Distributions to Shareholders	—	(3,004,181)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares (150,000 and 700,000 shares issued, respectively)	8,134,357	30,815,534
Cost of shares repurchased (0 and 2,100,000 shares repurchased, respectively)	—	(94,560,163)
Increase (Decrease) in Net Assets From Fund Share Transactions	8,134,357	(63,744,629)
Increase (Decrease) in Net Assets	19,035,213	(91,883,001)

Net Assets:
Beginning of period	131,090,106	222,973,107
End of period	$150,125,319	$131,090,106

See Notes to Financial Statements.

ClearBridge ETFs 2023 Semi-Annual Report	21

Financial highlights

ClearBridge All Cap Growth ESG ETF

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2023[1,2]	2023[1]	2022[1,3]	2021[1,4]	2020[1,4]	2019[1,4]	2018[1,4]

Net asset value, beginning of period	$37.69	$45.22	$48.58	$39.47	$31.66	$31.39	$26.16

Income (loss) from operations:
Net investment income	0.06	0.13	0.03	0.14	0.21	0.24	0.17
Net realized and unrealized gain (loss)	2.89	(5.25)	(1.91)	9.18	7.86	0.21	5.13
Total income (loss) from operations	2.95	(5.12)	(1.88)	9.32	8.07	0.45	5.30

Less distributions from:
Net investment income	—	(0.11)	(0.10)	(0.21)	(0.22)	(0.18)	(0.07)
Net realized gains	—	(2.30)	(1.38)	—	(0.04)	—	—
Total distributions	—	(2.41)	(1.48)	(0.21)	(0.26)	(0.18)	(0.07)

Net asset value, end of period	$40.64	$37.69	$45.22	$48.58	$39.47	$31.66	$31.39
Total return, based on NAV[5]	7.83%	(10.51)%	(4.22)%	23.67%	25.60%	1.55%	20.28%

Net assets, end of period (000s)	$97,544	$103,637	$194,459	$218,597	$181,576	$128,221	$64,356

Ratios to average net assets:
Gross expenses	0.53%[6]	0.53%	0.53%[6]	0.53%	0.53%	0.53%	0.53%
Net expenses	0.53 [6]	0.53	0.53 [6]	0.53	0.53	0.53	0.53
Net investment income	0.29 [6]	0.34	0.12 [6]	0.30	0.60	0.80	0.59

Portfolio turnover rate[7]	6%	16%	12%	15%	17%	16%	15%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended September 30, 2023 (unaudited).

[3]	For the period October 1, 2021 through March 31, 2022.

[4]	For the year ended September 30.

[5]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.

See Notes to Financial Statements.

22	ClearBridge ETFs 2023 Semi-Annual Report

ClearBridge Dividend Strategy ESG ETF

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2023[1,2]	2023[1]	2022[1,3]	2021[1,4]	2020[1,4]	2019[1,4]	2018[1,4]

Net asset value, beginning of period	$39.71	$42.27	$41.01	$34.97	$32.20	$28.46	$27.39

Income (loss) from operations:
Net investment income	0.42	0.75	0.24	0.44	0.56	0.55	0.46
Net realized and unrealized gain (loss)	0.65	(2.60)	1.30	6.06	2.71	3.92	1.10
Total income (loss) from operations	1.07	(1.85)	1.54	6.50	3.27	4.47	1.56

Less distributions from:
Net investment income	(0.42)	(0.71)	(0.28)	(0.46)	(0.50)	(0.58)	(0.48)
Net realized gains	—	—	—	—	—	(0.15)	(0.01)
Total distributions	(0.42)	(0.71)	(0.28)	(0.46)	(0.50)	(0.73)	(0.49)

Net asset value, end of period	$40.36	$39.71	$42.27	$41.01	$34.97	$32.20	$28.46
Total return, based on NAV[5]	2.68%	(4.27)%	3.75%	18.69%	10.43%	16.09%	5.75%

Net assets, end of period (000s)	$28,249	$29,782	$21,133	$20,504	$12,241	$6,439	$4,269

Ratios to average net assets:
Gross expenses	0.59%[6]	0.59%	0.59%[6]	0.59%	0.59%	0.59%	0.59%
Net expenses	0.59 [6]	0.59	0.59 [6]	0.59	0.59	0.59	0.59
Net investment income	2.03 [6]	1.92	1.75 [6]	1.12	1.80	1.84	1.65

Portfolio turnover rate[7]	6%	18%	6%	9%	10%	12%	10%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended September 30, 2023 (unaudited).

[3]	For the period December 1, 2021 through March 31, 2022.

[4]	For the year ended November 30.

[5]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.

See Notes to Financial Statements.

ClearBridge ETFs 2023 Semi-Annual Report	23

Financial highlights (cont’d)

ClearBridge Large Cap Growth ESG ETF

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2023[1,2]	2023[1]	2022[1,3]		2021[1,4]	2020[1,4]	2019[1,4]	2018[1,4]

Net asset value, beginning of period	$47.67	$53.73	$60.55		$48.84	$37.32	$32.09	$28.80

Income (loss) from operations:
Net investment income	0.04	0.08	0.00	[5]	0.04	0.13	0.18	0.16
Net realized and unrealized gain (loss)	4.06	(5.32)	(6.09)		11.85	11.53	5.66	3.24
Total income (loss) from operations	4.10	(5.24)	(6.09)		11.89	11.66	5.84	3.40

Less distributions from:
Net investment income	—	(0.07)	(0.01)		(0.18)	(0.14)	(0.16)	(0.11)
Net realized gains	—	(0.75)	(0.72)		—	—	(0.45)	—
Total distributions	—	(0.82)	(0.73)		(0.18)	(0.14)	(0.61)	(0.11)

Net asset value, end of period	$51.77	$47.67	$53.73		$60.55	$48.84	$37.32	$32.09
Total return, based on NAV[6]	8.60%	(9.48)%	(10.21)%		24.44%	31.35%	18.80%	11.84%

Net assets, end of period (000s)	$150,125	$131,090	$222,973		$181,645	$124,545	$192,196	$6,419

Ratios to average net assets:
Gross expenses	0.59%[7]	0.59%	0.59%[7]		0.59%	0.59%	0.59%	0.59%
Net expenses	0.59 [7]	0.59	0.59	[7]	0.59	0.59	0.59	0.59
Net investment income	0.14 [7]	0.19	0.02	[7]	0.07	0.34	0.53	0.52

Portfolio turnover rate[8]	7%	17%	9%		18%	21%	21%	20%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended September 30, 2023 (unaudited).

[3]	For the period December 1, 2021 through March 31, 2022.

[4]	For the year ended November 30.

[5]	Amount represents less than $0.005 or greater than $(0.005) per share.

[6]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Annualized.

[8]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.

See Notes to Financial Statements.

24	ClearBridge ETFs 2023 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

ClearBridge All Cap Growth ESG ETF (“All Cap Growth ESG ETF”), ClearBridge Dividend Strategy ESG ETF (“Dividend Strategy ESG ETF”) and ClearBridge Large Cap Growth ESG ETF (“Large Cap Growth ESG ETF”) (the “Funds”) are separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Funds are actively managed exchange-traded funds (“ETFs”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Funds may be directly purchased from and redeemed by the Funds at NAV solely by certain large institutional investors who have entered into agreements with the Funds’ distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Funds are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Funds are listed and traded at market prices on NASDAQ. The market price for a Fund’s shares may be different from a Fund’s NAV. The Funds issue and redeem shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Funds at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Funds are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Funds at NAV.

The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Funds’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Funds’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Funds’ manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield

ClearBridge ETFs 2023 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

All Cap Growth ESG ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-Term Investments:
Common Stocks†:
Communication Services	$9,790,496	—	$0	*	$9,790,496
Other Common Stocks	86,073,631	—	—		86,073,631
Total Long-Term Investments	95,864,127	—	0	*	95,864,127
Short-Term Investments†	1,331,509	—	—		1,331,509
Total Investments	$97,195,636	—	$0	*	$97,195,636

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.

26	ClearBridge ETFs 2023 Semi-Annual Report

Dividend Strategy ESG ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$27,478,773	—	—	$27,478,773
Master Limited Partnerships	451,757	—	—	451,757
Total Long-Term Investments	27,930,530	—	—	27,930,530
Short-Term Investments†	317,720	—	—	317,720
Total Investments	$28,248,250	—	—	$28,248,250

†	See Schedule of Investments for additional detailed categorizations.

Large Cap Growth ESG ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$146,716,745	—	—	$146,716,745
Short-Term Investments†	3,449,679	—	—	3,449,679
Total Investments	$150,166,424	—	—	$150,166,424

†	See Schedule of Investments for additional detailed categorizations.

(b) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(c) Foreign investment risks. The Funds’ investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Funds determine the existence of a dividend declaration after

ClearBridge ETFs 2023 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Funds may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(e) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Funds is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Funds to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Funds’ records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(f) Distributions to shareholders. All Cap Growth ESG ETF and Large Cap Growth ESG ETF distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. For Dividend Strategy ESG ETF, distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal and other taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Funds intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds’ financial statements.

Management has analyzed the Funds’ tax positions taken on income tax returns for all open tax years and has concluded that as of March 31, 2023, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(h) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is each Fund’s investment manager and ClearBridge Investments, LLC (“ClearBridge”) is each Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of each Fund’s cash and short-term instruments allocated to it. LMPFA, ClearBridge and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

LMPFA provides administrative and certain oversight services to the Funds. LMPFA delegates to the subadviser the day-to-day portfolio management of the Funds. Each Fund is responsible for paying interest expenses, taxes, brokerage expenses, future 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee payable to LMPFA under the investment management agreement.

Under the investment management agreement and subject to the general supervision of the Funds’ Board of Trustees, LMPFA as to each Fund provides or causes to be furnished all investment management, supervisory, administrative and other services reasonably necessary for the operation of the Fund, including certain distribution services (provided pursuant to a separate distribution agreement) and investment advisory services (provided pursuant to separate subadvisory agreements) under a unitary fee structure.

Each Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of the Fund’s average daily net assets as follows:

Annualized Fee Rate
All Cap Growth ESG ETF	0.53%
Dividend Strategy ESG ETF	0.59%
Large Cap Growth ESG ETF	0.59%

28	ClearBridge ETFs 2023 Semi-Annual Report

As compensation for its subadvisory services, LMPFA as to each Fund pays ClearBridge a fee monthly, at an annual rate equal to 70% of the management fee paid by the Fund to LMPFA, net of (i) all fees and expenses incurred by LMPFA under the investment management agreement (including without limitation any subadvisory fee paid to another subadviser to the Fund) and (ii) expense waivers, if any, and reimbursements. LMPFA as to each Fund pays Western Asset monthly a fee of 0.02% of the portion of the Fund’s average daily net assets allocated to Western Asset for the management of cash and other short-term instruments, net of expense waivers, if any, and reimbursements.

Franklin Distributors, LLC (“Franklin Distributors”) serves as the distributor of Creation Units for the Funds on an agency basis. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

The Funds’ Board of Trustees has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, each Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Funds, and there are no current plans to impose these fees.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended September 30, 2023, the aggregate cost of purchases and proceeds from sales of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
All Cap Growth ESG ETF	$8,124,168	$5,794,949
Dividend Strategy ESG ETF	2,698,373	1,752,489
Large Cap Growth ESG ETF	9,509,709	10,092,468

During the six months ended September 30, 2023, in-kind transactions (Note 5) were as follows:

	Contributions	Redemptions	Realized gain (loss)*
All Cap Growth ESG ETF	—	$13,904,394	$3,612,963
Dividend Strategy ESG ETF	$1,968,261	3,962,199	504,500
Large Cap Growth ESG ETF	7,965,786	—	—

*	Net realized gains on redemptions in-kind are not taxable to the remaining shareholders of the Fund.

The in-kind contributions and in-kind redemptions shown in this table may not agree with the Funds’ Share Transactions on the Statements of Changes in Net Assets. This table represents the accumulation of each Fund’s daily net shareholder transactions while the Statements of Changes in Net Assets reflects gross shareholder transactions including any cash component of the transactions.

At September 30, 2023, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	All Cap Growth ESG ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$88,158,726	$22,257,771	$(13,220,861)	$9,036,910

	Dividend Strategy ESG ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$28,016,886	$1,892,379	$(1,661,015)	$231,364

	Large Cap Growth ESG ETF
	Cost	Gross Unrealized Appreciation	ross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$153,562,870	$13,535,288	$(16,931,734)	$(3,396,446)

ClearBridge ETFs 2023 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

4. Derivative instruments and hedging activities

During the six months ended September 30, 2023, the Funds did not invest in derivative instruments.

5. Fund share transactions

At September 30, 2023, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Each Fund’s shares are issued and redeemed by the Funds only in Creation Units or Creation Unit aggregations, where 50,000 shares of each Fund constitute a Creation Unit. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per share of each Fund on the transaction date. Transactions in capital shares of the Funds are disclosed in detail in the Statements of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Such transactions fees are treated as increases in capital and are disclosed in the Funds’ Statements of Changes in Net Assets. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee.

6. Deferred capital losses

As of March 31, 2023, All Cap Growth ESG ETF, Dividend Strategy ESG ETF and Large Cap Growth ESG ETF had deferred capital losses of $1,308,655, $1,079,108 and $8,114,619, respectively, which have no expiration date, that will be available to offset future taxable capital gains.

7. Recent accounting pronouncements

In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management has reviewed the requirements and believes that the adoption of the ASU will not have a material impact on the financial statements.

30	ClearBridge ETFs 2023 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

Legg Mason ETF Investment Trust

ClearBridge All Cap Growth ESG ETF

ClearBridge Dividend Strategy ESG ETF

ClearBridge Large Cap Growth ESG ETF

(each a Fund)

At a meeting held on May 11, 2023 (Meeting), the Board of Trustees (Board) of the Legg Mason ETF Investment Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of (i) the investment management agreement between Legg Mason Partners Fund Advisor, LLC (LMPFA) and the Trust, on behalf of each Fund; (ii) the investment sub-advisory agreement between LMPFA and ClearBridge Investments, LLC (ClearBridge), an affiliate of LMPFA, on behalf of each Fund; and (iii) the investment sub-advisory agreement between LMPFA and Western Asset Management Company, LLC (Western Asset LLC), an affiliate of LMPFA, on behalf of each Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. Although the Management Agreements for the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate LMPFA, ClearBridge and Western Asset LLC are each referred to herein as a Manager.

In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by each Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to each Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent Trustees conferred amongst themselves and Independent Trustee counsel about contract renewal matters and, subsequently, requested additional information from management that the Independent Trustees reviewed and considered prior to and at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by each Manager; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by each Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.

In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of each Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by each Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of each Manager; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for each Fund; reports on expenses; legal and compliance matters; risk controls; pricing and other services provided by each Manager and its affiliates; and management fees charged by each Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board acknowledged management’s continued development of strategies to address areas of heightened concern in the registered fund industry, including various regulatory initiatives and continuing geopolitical concerns.

The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the Franklin Templeton (FT) family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Managers’ parent, and its commitment to the registered fund business as evidenced by its continued introduction of new

ClearBridge ETFs	31

Board approval of management and subadvisory agreements (unaudited) (cont’d)

funds, reassessment of the fund offerings in response to the market environment and project initiatives and capital investments relating to the services provided to the Funds by the FT organization. The Board specifically noted FT’s commitment to technological innovation and advancement and investments to promote alternative investing.

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Funds and their shareholders.

Fund Performance

The Board reviewed and considered the performance results of each Fund for various time periods ended February 28, 2023. The Board considered the performance returns for each Fund in comparison to the performance returns of registered funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the registered funds included in a Performance Universe. The Board also reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. The Board noted its ongoing discussions with management about the performance of the Funds to date, particularly as compared to peers, the importance of performance to asset growth and growth of market share, and the performance of the Funds in periods of volatility. In addition, the Board acknowledged information provided regarding management’s strategy behind the overall product line up, the sources of asset growth, the nature of management’s research, potential use of innovative data and technology, and investments in marketing and distribution. Finally, the Board noted management’s high level of client engagement and the strength of its compliance program. A summary of each Fund’s performance results is below.

ClearBridge All Cap Growth ESG ETF — The Performance Universe for the Fund included the Fund and all retail and institutional multi-cap growth funds and exchange-traded funds. The Fund commenced operations on May 3, 2017, and thus has been in operation for less than 10 years. The Board noted that the Fund’s annualized total return for the one-, three- and five-year periods was below the median of its Performance Universe. The Board discussed this performance with management and management explained that the Fund’s three-year below median performance was due, in part, to poor stock selection as well as the investing environment which was fueled by excessive fiscal and monetary liquidity which led to speculative valuations, particularly in growth stocks. The Board noted management’s view that the speculative period has passed and the portfolio management team’s efforts to make enhancements to the Fund’s investment/research process. The Board also noted that, while the Fund’s annualized total return was below the median for the three- and five-year periods, it was 7.23% and 6.98%, respectively. The Board concluded that, the Fund’s Management Agreement should be continued for an additional one-year period and management’s efforts should continue to be closely monitored.

ClearBridge Dividend Strategy ESG ETF — The Performance Universe for the Fund included the Fund and all retail and institutional equity income funds and exchange-traded funds. The Fund commenced operations on May 22, 2017, and thus has been in operation for less than 10 years. The Board noted that the Fund’s annualized total return for the one- and three-year periods was below the median of its Performance Universe, but for the five-year period was above the median of its Performance Universe. The Board discussed this performance with management and management explained that the Fund’s three-year below median performance was due, in part, to poor stock selection as well as the investing environment which was fueled by excessive fiscal and monetary liquidity which led to speculative valuations, particularly in growth stocks. The Board noted management’s view that the speculative period has passed and the portfolio management team’s efforts to make enhancements to the Fund’s investment/research process. The Board also noted that, while the Fund’s annualized total return was below the median for the three-year period, it was 11.29%. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period and management’s efforts should continue to be closely monitored.

ClearBridge Large Cap Growth ESG ETF — The Performance Universe for the Fund included the Fund and all retail and institutional large-cap growth funds and exchange-traded funds. The Fund commenced operations on May 22, 2017, and thus has been in operation for less than 10 years. The Board noted that the Fund’s annualized total return for the one-year period was above the median of its Performance Universe, but for the three- and five-year periods was below the median of its Performance Universe. The Board discussed this performance with management and management explained that the Fund’s three-year below median performance was due, in part, to poor stock selection as well as the investing environment which was fueled by excessive fiscal and monetary liquidity which led to speculative valuations, particularly in growth stocks.

32	ClearBridge ETFs

The Board noted management’s view that the speculative period has passed and the portfolio management team’s efforts to make enhancements to the Fund’s investment/research process. The Board also noted that, while the Fund’s annualized total return was below the median for the three- and five-year periods, it was 8.90% and 9.27%, respectively. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period and management’s efforts should continue to be closely monitored.

Comparative Fees and Expenses

The Board reviewed and considered information regarding each Fund’s actual total expense ratio, noting that each Fund pays a Unified Fee (as defined below). The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate), of each Fund in comparison to the median expense ratio and median Management Rate, respectively, of other exchange-traded funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the exchange-traded funds included in an Expense Group.

ClearBridge All Cap Growth ESG ETF and ClearBridge Dividend Strategy ESG ETF - The Expense Group for the ClearBridge All Cap Growth ESG ETF was comprised of actively managed exchange-traded funds, which included the Fund, three other multi-cap growth funds, four multi-cap core funds, and one multi-cap value fund. The Expense Group for the ClearBridge Dividend Strategy ESG ETF was comprised of actively managed exchange-traded funds, which included the Fund and nine other equity income funds. The Board noted that the Management Rate and actual total expense ratio for the Funds were below the medians of their respective Expense Groups. The Board further noted that the Funds have a unified management fee (Unified Fee) and that pursuant to the Unified Fee arrangement LMPFA pays for all operating expenses of each Fund, except interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee (Unified Fee Arrangement). The Board further noted that each of ClearBridge and Western Asset LLC is paid by LMPFA out of the Unified Fee LMPFA receives from each Fund and that the allocation of the fee between LMPFA and each of ClearBridge and Western Asset LLC reflected the services provided by each to the Fund. After consideration of the above, the Board concluded that the Management Rate charged to each Fund and the sub-advisory fee paid to each of ClearBridge and Western Asset LLC are reasonable.

ClearBridge Large Cap Growth ESG ETF - The Expense Group for the Fund was comprised of actively managed exchange-traded funds, which included the Fund, two other large-cap growth funds, and three multi-cap growth funds. The Board noted that the Management Rate and actual total expense ratio for the Fund were less than one basis point above the medians of its Expense Group. The Board further noted that the Fund has a Unified Fee and the terms of the Unified Fee Arrangement. The Board further noted that each of ClearBridge and Western Asset LLC is paid by LMPFA out of the Unified Fee LMPFA receives from the Fund and that the allocation of the fee between LMPFA and each of ClearBridge and Western Asset LLC reflected the services provided by each to the Fund. After consideration of the above, the Board concluded that the Management Rate charged to the Fund and the sub-advisory fee paid to each of ClearBridge and Western Asset LLC are reasonable.

Profitability

The Board reviewed and considered information regarding the profits realized by each Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2022, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted that PricewaterhouseCoopers LLP, auditor to FRI and certain FT funds, has been engaged to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.

ClearBridge ETFs	33

Board approval of management and subadvisory agreements (unaudited) (cont’d)

The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of fund operations conducted by each Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures but, over the long run, is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.

The Board also considered the extent to which each Manager and its affiliates might derive ancillary benefits from fund operations, including potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by each Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.

Economies of Scale

The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as each Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered that each Fund would likely experience benefits from the Unified Fee at the Fund’s projected asset levels because of LMPFA’s contractual requirement to bear most of the Fund’s ordinary operating expenses. The Board noted that, under the Unified Fee, it is not anticipated that any of the Funds will generate significant, if any, profit for LMPFA and/or its affiliates for some time. The Board considered management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments each Manager incurs across the FT family of funds as a whole. The Board noted that, as of December 31, 2022, each Fund’s net assets were less than $150 million. The Board also noted management’s representation that for the fiscal year ended September 30, 2022, management experienced a profit with respect to ClearBridge All Cap Growth ESG ETF and ClearBridge Large Cap Growth ESG ETF that was comfortably within the range of margins earned by management with respect to other FT funds. The Board recognized that there would not likely be any economies of scale for a Fund until the Fund’s assets grow.

Conclusion

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

Placeholder Text

34	ClearBridge ETFs

Statement regarding liquidity risk management program (unaudited)

Each of the Funds has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. Each of the Funds is an exchange-traded fund (“ETF”) that is considered an “In-Kind ETF” under the Liquidity Rule, which means that the Fund satisfies requests for redemption through in-kind transfers of portfolio securities, positions, and other assets, except for a de minimis amount of cash, and publishes its portfolio holdings daily. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. As an In-Kind ETF, the Fund is not required to include in the LRMP policies and procedures relating to classification of portfolio holdings into four liquidity categories or establishing a highly liquid investment minimum (“HLIM”).

The Funds’ Board of Trustees approved the appointment of the Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) as the Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for FT products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Because the Funds are ETFs, the ILC also considers, as relevant, (1) the relationship between the Fund’s portfolio liquidity and the way in which, and the prices and spread at which, Fund shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants and (2) the effect of the composition of baskets on the overall liquidity of the Fund’s portfolio.

At meetings of the Funds’ Board of Trustees held in May 2023, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2022. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively and achieved the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

ClearBridge ETFs	35

ClearBridge ETFs

Trustees

Rohit Bhagat

Deborah D. McWhinney

Anantha K. Pradeep

Jennifer M. Johnson

Chair

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

ClearBridge Investments, LLC

Custodian

The Bank of New York Mellon

Transfer agent

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Independent registered public

accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

ClearBridge ETFs

ClearBridge All Cap Growth ESG ETF

ClearBridge Dividend Strategy ESG ETF

ClearBridge Large Cap Growth ESG ETF

The Funds are separate investment series of Legg Mason ETF Investment Trust, a Maryland statutory trust.

ClearBridge ETFs

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Funds at 1-877-721-1926.

Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Funds at 1-877-721-1926, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of ClearBridge All Cap Growth ESG ETF, ClearBridge Dividend Strategy ESG ETF and ClearBridge Large Cap Growth ESG ETF. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current prospectus.

Investors should consider each Fund’s investment objectives, risks, charges and expenses carefully before investing. Each prospectus contains this and other important information about the Funds. Please read the prospectuses carefully before investing.

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

CBETF S 11/23

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Rohit Bhagat

Deborah D. McWhinney

Anantha K. Pradeep

b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason ETF Investment Trust

By:	/s/ Matthew T. Hinkle
Matthew T. Hinkle
Chief Executive Officer

Date:	November 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Matthew T. Hinkle
Matthew T. Hinkle
Chief Executive Officer

Date:	November 22, 2023

By:	/s/ Vivek Pai
Vivek Pai
Principal Financial Officer

Date:	November 22, 2023